Financial risk review - Schedule of Liquidity Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	$ 1,020,858	$ 1,884,204
Cash and due from banks	799,073	102,864
Total	1,819,931	1,987,068
Fair value
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	1,020,858	1,884,204
Cash and due from banks	799,073	102,864
Total	$ 1,819,931	$ 1,987,068